Condensed Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 4,298	$ 3,926
Restricted cash	63	63
Accounts receivable, net	6,675	4,631
Inventories, net	4,582	4,869
Prepaid expenses and other current assets	4,258	4,074
Total Current Assets	19,876	17,563
Property and equipment, net	205	252
Right-of-use assets, operating lease	305	345
Intangible assets, net	12,732	13,115
Goodwill	18,614	18,614
Other assets	635	1,364
Total Assets	52,367	51,253
Current Liabilities
Line of credit, net		0
Term loans, net	628	7,826
PPP loans	315	190
Other liabilities	41	47
Accounts payable	5,221	3,137
Accrued liabilities	2,090	3,003
Deferred revenue	257	350
Operating lease liability	180	173
Warrant liabilities	46,333	39,850
Warrant derivative liability	0	0
Total Current Liabilities	55,065	54,576
Non-current Liabilities
Notes payable, net	19,609	18,910
Term loans, net	5,219	0
Lines of credit, net	4,781	5,023
PPP loans	537	662
Operating lease liability	136	184
Total Non-current Liabilities	30,282	24,779
Total Liabilities	85,347	79,355
Stockholders' Deficit
Common stock, $0.001 par value, 200,000,000 shares authorized, 66,004,348 and 51,908,398 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	66	52
Series F Preferred Stock, $0.001 par value, 30,000 shares authorized, 17,306 and 21,754 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	0	0
Additional paid-in capital	240,847	232,487
Accumulated deficit	(273,893)	(260,641)
Total Stockholders' Deficit	(32,980)	(28,102)
Total Liabilities and Stockholders' Deficit	$ 52,367	$ 51,253
Common stock, authorized (in shares)	200,000,000	200,000,000